Eaton Vance

Floating-Rate Income Trust

August 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 141.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 3.2%
Aernnova Aerospace S.A.U.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	107	$100,689
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	418	392,687
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	450	523,180
Term Loan, 4.65%, (6 mo. USD LIBOR + 3.50%), Maturing January 17, 2027		748	732,227
Dynasty Acquisition Co., Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		1,063	953,825
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		1,976	1,773,489
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		325	317,146
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(3)		423	332,796
TransDigm, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		2,812	2,679,522
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		7,757	7,384,890
WP CPP Holdings, LLC
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing April 30, 2025(4)		2,807	2,428,484

			$17,618,935

Air Transport — 1.1%
Delta Air Lines, Inc.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 29, 2023		2,125	$2,124,004
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024		3,260	3,260,000
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		800	807,371

			$6,191,375

Automotive — 3.5%
Adient US, LLC
Term Loan, 4.43%, (USD LIBOR + 4.25%), Maturing May 6, 2024(4)		1,510	$1,500,628
American Axle and Manufacturing, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		3,344	3,267,844
Autokiniton US Holdings, Inc.
Term Loan, 6.53%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		858	827,487

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Bright Bidco B.V.
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024		1,651	$741,315
Chassix, Inc.
Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(4)		1,463	1,235,812
Clarios Global L.P.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		3,772	3,707,856
Dayco Products, LLC
Term Loan, 4.51%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,088	696,600
Garrett LX III S.a.r.l.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 27, 2025	EUR	389	425,770
Term Loan, 3.54%, (3 mo. USD LIBOR + 3.25%), Maturing September 27, 2025		270	245,871
IAA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		605	598,640
Tenneco, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,768	3,371,241
Thor Industries, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,101	1,095,323
TI Group Automotive Systems, LLC
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing June 30, 2022		790	776,225
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	857	996,146

			$19,486,758

Beverage and Tobacco — 0.5%
Arterra Wines Canada, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 15, 2023		2,682	$2,658,984

			$2,658,984

Brokerage/Securities Dealers/Investment Houses — 0.7%
Advisor Group, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		3,465	$3,328,200
OZ Management L.P.
Term Loan, 4.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		24	23,711
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 30, 2023		600	576,000

			$3,927,911

Building and Development — 4.5%
ACProducts, Inc.
Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		447	$448,958
Advanced Drainage Systems, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		322	320,763
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		2,506	2,448,458

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
APi Group DE, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		1,542	$1,521,768
Beacon Roofing Supply, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		611	594,646
Brookfield Property REIT, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		1,007	815,248
Core & Main L.P.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024(4)		1,173	1,150,568
CPG International, Inc.
Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		1,146	1,145,067
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		5,861	5,641,151
LSF11 Skyscraper Holdco S.a.r.l.
Term Loan, Maturing May 4, 2027(5)		825	818,813
Term Loan, Maturing July 10, 2027(5)	EUR	1,075	1,279,644
NCI Building Systems, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		811	798,621
Quikrete Holdings, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		2,227	2,176,042
RE/MAX International, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		2,043	2,042,840
Realogy Group, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025		891	853,245
Werner FinCo L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		1,119	1,093,926
WireCo WorldGroup, Inc.
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		942	814,853
Term Loan - Second Lien, 10.07%, (6 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,300	1,007,500

			$24,972,111

Business Equipment and Services — 11.7%
Adtalem Global Education, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		417	$400,881
Airbnb, Inc.
Term Loan, 8.50%, (USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025(4)		850	909,500
AlixPartners, LLP
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024		2,324	2,276,949
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	790	928,163
Allied Universal Holdco, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		3,586	3,564,571
Amentum Government Services Holdings, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027		1,025	1,024,680

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
AppLovin Corporation
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	3,846	$3,817,051
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025	698	693,013
Asplundh Tree Expert, LLC
Term Loan, Maturing August 19, 2027(5)	1,250	1,251,719
Belfor Holdings, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	569	569,250
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	670	658,697
Bracket Intermediate Holding Corp.
Term Loan, 4.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	933	913,541
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024	1,680	1,560,635
Cardtronics USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027	600	601,250
CCC Information Services, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024	3,134	3,120,731
Ceridian HCM Holding, Inc.
Term Loan, 2.61%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	1,050	1,028,477
CM Acquisition Co.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023	202	193,022
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	2,225	2,222,913
EAB Global, Inc.
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(4)	1,369	1,318,892
EIG Investors Corp.
Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023(4)	4,066	4,060,496
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 28, 2024	414	392,107
Garda World Security Corporation
Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	1,426	1,426,329
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	2,602	2,547,291
Illuminate Buyer, LLC
Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing June 16, 2027	850	846,636
IRI Holdings, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	2,216	2,171,925
Iron Mountain, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	904	878,004
KAR Auction Services, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	670	651,514

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		2,726	$2,529,399
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 18, 2025		425	384,625
LGC Group Holdings, Ltd.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing January 22, 2027	EUR	500	583,623
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027		375	363,281
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		1,595	1,218,856
PGX Holdings, Inc.
Term Loan, 6.25%, (12 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing September 29, 2023		1,221	909,468
Pre-Paid Legal Services, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		512	497,467
Prime Security Services Borrower, LLC
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(4)		2,392	2,387,905
Red Ventures, LLC
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024		1,490	1,434,067
Rockwood Service Corporation
Term Loan, 4.56%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		499	496,256
Sabre GLBL, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,022	954,810
SMG US Midco 2, Inc.
Term Loan, 2.73%, (USD LIBOR + 2.50%), Maturing January 23, 2025(4)		244	209,570
Speedster Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,325	2,684,367
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		3,759	3,671,710
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 2.63%, (3 mo. EURIBOR + 2.63%), Maturing July 15, 2025	EUR	801	938,616
Tempo Acquisition, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing November 2, 2026		1,669	1,644,354
Vestcom Parent Holdings, Inc.
Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		554	532,092
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		263	256,497
West Corporation
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024		343	305,086
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024		1,146	1,026,528
Zephyr Bidco Limited
Term Loan, 4.30%, (1 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	775	992,507

			$64,049,321

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 4.4%
Altice France S.A.
Term Loan, 3.85%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		784	$770,161
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		1,239	1,221,162
CSC Holdings, LLC
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,695	3,589,007
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		1,351	1,311,337
Numericable Group S.A.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,959	1,883,269
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	484	557,537
Telenet Financing USD, LLC
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		4,075	3,934,922
UPC Broadband Holding B.V.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		900	877,781
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	775	907,217
Virgin Media Bristol, LLC
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		4,625	4,515,476
Virgin Media SFA Finance Limited
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	1,325	1,553,518
Ziggo B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	2,425	2,839,414

			$23,960,801

Chemicals and Plastics — 6.9%
Alpha 3 B.V.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024		1,322	$1,308,062
Aruba Investments, Inc.
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 7, 2025		1,150	1,151,437
Axalta Coating Systems US Holdings, Inc.
Term Loan, 2.06%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,317	2,262,867
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	633	723,964
Emerald Performance Materials, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025		395	395,603
Ferro Corporation
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		351	346,426
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		358	353,957
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		435	430,373
Flint Group GmbH
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 21, 2023		157	139,673
Flint Group US, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 21, 2023		950	844,908

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gemini HDPE, LLC
Term Loan, 2.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,168	$2,129,955
H.B. Fuller Company
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,573	1,541,751
Hexion, Inc.
Term Loan, 3.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		767	755,741
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	1,600	1,825,826
INEOS Enterprises Holdings II Limited
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	200	233,101
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		224	222,334
INEOS Finance PLC
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	3,193	3,722,181
Messer Industries GmbH
Term Loan, 2.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,531	1,506,026
Minerals Technologies, Inc.
Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(4)		928	926,789
Momentive Performance Materials, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		470	444,974
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	811	932,231
Term Loan, 2.31%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,131	1,114,246
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		1,681	1,571,830
PQ Corporation
Term Loan, 2.51%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		2,349	2,306,247
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027		2,025	2,022,469
Pregis TopCo Corporation
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026		672	662,950
Rohm Holding GmbH
Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		398	348,743
Starfruit Finco B.V.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		1,498	1,463,253
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing October 1, 2025	EUR	475	560,464
Tronox Finance, LLC
Term Loan, 3.22%, (USD LIBOR + 3.00%), Maturing September 23, 2024(4)		3,120	3,062,792
Univar, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		1,953	1,915,829
Venator Materials Corporation
Term Loan, 3.17%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		413	397,813

			$37,624,815

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024		213	$208,415

			$208,415

Containers and Glass Products — 3.4%
Berry Global, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		1,015	$987,986
BWAY Holding Company
Term Loan, 3.52%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,509	2,386,965
Flex Acquisition Company, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023		3,611	3,499,805
Term Loan, 3.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,517	1,455,877
Libbey Glass, Inc.
DIP Loan, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), Maturing November 27, 2020		246	247,547
DIP Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), 2.00% cash, 2.00% PIK, Maturing November 30, 2020(4)		246	252,047
Term Loan, 0.00%, Maturing April 9, 2021(7)		870	153,558
Pelican Products, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		637	608,335
Reynolds Consumer Products, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		1,436	1,419,394
Reynolds Group Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		4,423	4,372,456
Ring Container Technologies Group, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		899	879,954
Trident TPI Holdings, Inc.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing October 17, 2024	EUR	1,341	1,575,838
Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing October 17, 2024		757	750,576

			$18,590,338

Cosmetics/Toiletries — 1.0%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		3,819	$3,788,747
Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing May 15, 2023		1,481	1,481,250

			$5,269,997

Drugs — 6.9%
Aenova Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	200	$237,079
Akorn, Inc.
DIP Loan, 10.50%, (1 mo. USD LIBOR + 9.50%, Floor 1.00%), Maturing November 17, 2020		86	87,542
Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021		2,000	1,786,636

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Albany Molecular Research, Inc.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024(4)		827	$815,259
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 30, 2025		500	486,250
Alkermes, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		395	391,654
Amneal Pharmaceuticals, LLC
Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,723	3,507,181
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		1,786	1,652,126
Bausch Health Companies, Inc.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		5,247	5,169,584
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		864	861,183
Elanco Animal Health Incorporated
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027		655	643,011
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		5,524	5,345,520
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.11%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		2,544	2,500,452
Horizon Therapeutics USA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		2,196	2,173,707
Jaguar Holding Company II
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022		5,915	5,907,784
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 24, 2024		2,917	2,545,294
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 24, 2025		3,290	2,863,944
Nidda Healthcare Holding AG
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	625	724,867

			$37,699,073

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023		2,093	$2,088,314
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		1,965	1,839,903
Patriot Container Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 20, 2025		147	142,776
US Ecology Holdings, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		274	270,547

			$4,341,540

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 22.9%
Applied Systems, Inc.
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		2,700	$2,739,658
Aptean, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		767	748,296
Term Loan - Second Lien, 8.66%, (1 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,525	1,533,235
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		873	868,448
Avast Software B.V.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023		388	386,355
Banff Merger Sub, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		4,148	4,082,322
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	296	349,726
Buzz Merger Sub, Ltd.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		599	587,278
Castle US Holding Corporation
Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		1,079	1,044,040
CDW, LLC
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026		1,340	1,339,535
Celestica, Inc.
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		263	250,031
CentralSquare Technologies, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		911	814,090
Cohu, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		811	780,166
CommScope, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		1,836	1,804,711
Cornerstone OnDemand, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027		1,825	1,823,480
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		660	634,571
Datto, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		371	371,134
ECI Macola/Max Holdings, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024		830	826,199
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024		1,750	1,739,478
Epicor Software Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027		5,157	5,165,433
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), Maturing July 31, 2028		925	954,195

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EXC Holdings III Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024		1,659	$1,636,123
Finastra USA, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		5,740	5,425,471
Fiserv Investment Solutions, Inc.
Term Loan, 5.02%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		600	598,500
GlobalLogic Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025		453	443,515
Term Loan, Maturing August 13, 2027(5)		825	822,937
Go Daddy Operating Company, LLC
Term Loan, Maturing August 10, 2027(5)		1,225	1,214,792
Hyland Software, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024		4,499	4,451,513
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), Maturing July 7, 2025		4,325	4,331,081
Infoblox, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		2,036	2,042,775
Informatica, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 25, 2027	EUR	299	346,397
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		6,459	6,331,942
Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(8)		550	558,938
LogMeIn, Inc.
Term Loan, Maturing August 14, 2027(5)		1,625	1,587,422
MA FinanceCo., LLC
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		506	480,650
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing June 5, 2025	EUR	750	888,673
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		1,900	1,896,437
MACOM Technology Solutions Holdings, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,267	1,232,009
MaxLinear, Inc.
Term Loan, Maturing July 31, 2023(5)		1,375	1,372,422
Mirion Technologies, Inc.
Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		494	491,805
MKS Instruments, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		331	324,393
MTS Systems Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023		527	526,070
NCR Corporation
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		1,565	1,524,260

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Recorded Books, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025	875	$866,293
Redstone Buyer, LLC
Term Loan, Maturing June 29, 2027(5)	2,445	2,445,000
Refinitiv US Holdings, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	1,679	1,666,781
Renaissance Holding Corp.
Term Loan - Second Lien, 7.16%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	200	189,500
Seattle Spinco, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	3,415	3,245,946
SGS Cayman L.P.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	394	338,765
SkillSoft Corporation
DIP Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing September 14, 2020	235	233,796
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	241	240,208
Term Loan, Maturing December 27, 2024(5)	235	213,269
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	1,492	1,447,485
SolarWinds Holdings, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	3,420	3,383,513
Solera, LLC
Term Loan, 2.94%, (USD LIBOR + 2.75%), Maturing March 3, 2023(4)	2,794	2,749,833
Sparta Systems, Inc.
Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	2,406	2,285,943
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	716	696,803
SS&C Technologies, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,019	991,792
STG-Fairway Holdings, LLC
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing January 31, 2027	3,455	3,324,719
SurveyMonkey, Inc.
Term Loan, 3.86%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	1,045	1,044,725
Sutherland Global Services, Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	1,691	1,455,316
Switch, Ltd.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	267	265,416
Syncsort Incorporated
Term Loan, 6.51%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	2,553	2,497,419
Tech Data Corporation
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	1,200	1,205,063
Tibco Software, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	5,360	5,210,726
Term Loan - Second Lien, 7.41%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	1,350	1,317,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TTM Technologies, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		150	$147,126
Uber Technologies, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		4,239	4,182,105
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025		2,724	2,704,736
Ultimate Software Group, Inc. (The)
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		1,762	1,751,447
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026		4,275	4,280,344
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing May 3, 2027		275	281,875
Ultra Clean Holdings, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		781	781,205
Verifone Systems, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		1,254	1,136,479
Veritas US, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025		2,750	2,702,733
VS Buyer, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027		1,247	1,234,406
Vungle, Inc.
Term Loan, 5.66%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		720	719,562
Western Digital Corporation
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		1,070	1,060,521

			$125,668,731

Equipment Leasing — 0.2%
Boels Topholding B.V.
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), Maturing January 14, 2027	EUR	600	$699,133
IBC Capital Limited
Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		187	175,509

			$874,642

Financial Intermediaries — 3.9%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		470	$447,913
Aretec Group, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		5,087	4,759,929
Citco Funding, LLC
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,784	2,711,172
Claros Mortgage Trust, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		819	777,872
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(7)		2,592	609,117
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		269	268,141

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	750	$883,601
Focus Financial Partners, LLC
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		3,049	2,992,356
Franklin Square Holdings L.P.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		565	556,463
Greenhill & Co., Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		1,097	1,069,250
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025		500	485,000
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,466	1,418,597
Harbourvest Partners, LLC
Term Loan, 2.53%, (3 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		27	26,466
LPL Holdings, Inc.
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		1,493	1,464,050
Starwood Property Trust, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		546	523,699
StepStone Group L.P.
Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025		635	633,787
Victory Capital Holdings, Inc.
Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		1,240	1,226,791
Virtus Investment Partners, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		478	475,155

			$21,329,359

Food Products — 3.9%
Alphabet Holding Company, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,529	$2,472,398
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		370	371,950
B&G Foods, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		227	226,749
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		365	339,159
CHG PPC Parent, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		515	499,065
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing March 31, 2025	EUR	3,125	3,598,696
Froneri International, Ltd.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027		2,200	2,123,981
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 31, 2027	EUR	1,300	1,510,191
Hearthside Food Solutions, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		1,744	1,701,904
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		493	486,344

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
HLF Financing S.a.r.l.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		807	$796,343
Jacobs Douwe Egberts International B.V.
Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,512	1,495,709
Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	285	340,804
JBS USA Lux S.A.
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		4,394	4,284,516
Nomad Foods Europe Midco Limited
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,267	1,239,187

			$21,486,996

Food Service — 1.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		4,900	$4,727,112
IRB Holding Corp.
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025		2,534	2,446,150
Restaurant Technologies, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		222	213,314
US Foods, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		879	848,941
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		1,762	1,696,505

			$9,932,022

Food/Drug Retailers — 0.3%
BW Gas & Convenience Holdings, LLC
Term Loan, 6.43%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		658	$659,770
L1R HB Finance Limited
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	450	415,243
Term Loan, 5.55%, (6 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	450	463,938

			$1,538,951

Forest Products — 0.2%
Neenah, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 25, 2027		1,000	$1,006,250

			$1,006,250

Health Care — 13.6%
Acadia Healthcare Company, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		250	$248,829
Accelerated Health Systems, LLC
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		566	553,632
ADMI Corp.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,813	1,750,698

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		809	$621,448
Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		525	234,937
athenahealth, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		2,000	1,989,689
Avantor Funding, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		457	452,749
BioClinica Holding I L.P.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		1,498	1,441,522
BW NHHC Holdco, Inc.
Term Loan, 5.27%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		2,517	2,139,703
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	903	1,020,478
Certara L.P.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		970	950,193
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024(4)		5,358	5,273,414
CHG Healthcare Services, Inc.
Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		3,457	3,415,705
CryoLife, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		512	508,356
Dedalus Finance GmbH
Term Loan, 4.50%, (1 mo. EURIBOR + 4.50%), Maturing July 16, 2027	EUR	2,025	2,367,701
Ensemble RCM, LLC
Term Loan, 4.01%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		521	518,132
Envision Healthcare Corporation
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		6,089	4,444,650
Gentiva Health Services, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		2,539	2,523,229
GHX Ultimate Parent Corporation
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 28, 2024		972	957,870
Greatbatch Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		1,502	1,504,371
Hanger, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,124	1,119,441
Inovalon Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		1,254	1,238,446
IQVIA, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		551	539,588
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		973	953,050
Medical Solutions, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		1,624	1,575,052

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Milano Acquisition Corp.
Term Loan, Maturing August 13, 2027(5)		3,100	$3,084,500
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		3,314	3,286,941
National Mentor Holdings, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		30	29,999
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		663	658,873
Navicure, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		1,022	998,155
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		2,064	1,802,043
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		4,932	4,770,763
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	424	485,670
Parexel International Corporation
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		1,610	1,564,368
Phoenix Guarantor, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		1,955	1,924,992
Radiology Partners, Inc
Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(4)		2,555	2,455,090
RadNet, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023		1,609	1,602,875
Select Medical Corporation
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		2,709	2,645,432
Sound Inpatient Physicians
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		490	481,119
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		3,439	3,263,020
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		1,997	1,681,601
Tecomet, Inc.
Term Loan, 4.68%, (6 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		1,123	1,082,239
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		2,630	2,545,676
Verscend Holding Corp.
Term Loan, 4.66%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		801	797,273
Viant Medical Holdings, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		491	449,494
Wink Holdco, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 2, 2024		488	477,141

			$74,430,147

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.8%
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		1,177	$1,178,962
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		3,892	3,191,660

			$4,370,622

Industrial Equipment — 7.1%
AI Alpine AT Bidco GmbH
Term Loan, 4.21%, (6 mo. USD LIBOR + 3.00%), Maturing October 31, 2025		246	$225,319
Altra Industrial Motion Corp.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		675	663,580
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		2,487	2,406,036
CFS Brands, LLC
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		269	254,401
CPM Holdings, Inc.
Term Loan, 3.95%, (3 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		2,220	2,061,941
Delachaux Group S.A.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	400	460,932
Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		470	449,677
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	323	365,796
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	807	914,494
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		897	864,676
DXP Enterprises, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		480	465,878
Dynacast International, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		1,291	1,123,557
Engineered Machinery Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		1,806	1,759,324
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		320	313,723
EWT Holdings III Corp.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		1,875	1,854,306
Filtration Group Corporation
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,669	1,644,166
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	391	461,117
Gardner Denver, Inc.
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,300	1,263,328
Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), Maturing March 1, 2027	EUR	422	497,425
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	919	1,066,552
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		4,568	4,520,438

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hayward Industries, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		478	$472,289
Ingersoll-Rand Services Company
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,421	1,381,349
LTI Holdings, Inc.
Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		1,586	1,476,170
Term Loan, 4.92%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		199	185,763
Pro Mach Group, Inc.
Term Loan, 1.75%, Maturing March 7, 2025(2)		463	448,047
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 7, 2025		463	448,047
Quimper AB
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	1,900	2,214,697
Robertshaw US Holding Corp.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025(4)		1,051	890,564
Thermon Industries, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		280	279,425
Titan Acquisition Limited
Term Loan, 3.36%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,092	2,929,463
Vertical Midco GmbH
Term Loan, 4.57%, (3 mo. USD LIBOR + 4.25%), Maturing July 30, 2027		1,350	1,340,250
Welbilt, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		3,484	3,144,080

			$38,846,810

Insurance — 6.6%
Alliant Holdings Intermediate, LLC
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,531	$2,453,290
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		470	460,198
AmWINS Group, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		4,662	4,638,547
AssuredPartners Capital, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 12, 2027		499	499,373
AssuredPartners, Inc.
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		1,493	1,459,852
Asurion, LLC
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		1,253	1,240,081
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,270	2,235,711
Term Loan - Second Lien, 6.66%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		3,945	3,964,195
Financiere CEP S.A.S.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 3, 2027	EUR	550	654,456
FrontDoor, Inc.
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		491	483,267
Hub International Limited
Term Loan, 3.26%, (USD LIBOR + 3.00%), Maturing April 25, 2025(4)		4,448	4,343,840
Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), Maturing April 25, 2025(4)		1,891	1,894,570

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NFP Corp.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		3,703	$3,572,672
Ryan Specialty Group, LLC
Term Loan, Maturing June 29, 2027(5)		1,925	1,923,397
Sedgwick Claims Management Services, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,256	1,215,320
USI, Inc.
Term Loan, 3.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,606	3,519,101
Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,468	1,449,830

			$36,007,700

Leisure Goods/Activities/Movies — 6.8%
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	3,625	$3,867,812
Ancestry.com Operations, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		3,341	3,339,131
Bombardier Recreational Products, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		4,706	4,526,803
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027		700	714,000
Carnival Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025		1,400	1,377,250
ClubCorp Holdings, Inc.
Term Loan, 3.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		2,393	2,089,815
Crown Finance US, Inc.
Term Loan, 2.38%, (6 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	291	237,202
Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		1,766	1,395,368
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		1,538	1,204,420
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		1,530	1,491,448
Emerald Expositions Holding, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2024		643	585,493
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	950	946,625
Lindblad Expeditions, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing March 27, 2025		340	297,481
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing March 27, 2025		1,360	1,189,924
Match Group, Inc.
Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		775	758,854
Motion Finco S.a.r.l.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing November 12, 2026	EUR	1,425	1,558,342
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		69	64,581
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing November 12, 2026		528	491,379

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Playtika Holding Corp.
Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		3,461	$3,496,060
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		1,914	1,802,455
SRAM, LLC
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(4)		1,213	1,210,333
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		516	493,367
Travel Leaders Group, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		1,730	1,253,169
UFC Holdings, LLC
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		225	222,328
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		2,307	2,283,178
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	678	633,184

			$37,530,002

Lodging and Casinos — 3.7%
Aristocrat Technologies, Inc.
Term Loan, 2.02%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,040	$1,018,625
Azelis Finance S.A.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	2,000	2,306,576
Boyd Gaming Corporation
Term Loan, 2.36%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		684	667,023
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		2,768	2,627,743
Golden Nugget, Inc.
Term Loan, 3.25%, (USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023(4)		4,982	4,475,532
GVC Holdings (Gibraltar) Limited
Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		1,173	1,154,672
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,875	2,190,606
Hanjin International Corp.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		550	517,000
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		2,576	2,243,691
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	597	712,547
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		2,144	2,148,924

			$20,062,939

Nonferrous Metals/Minerals — 0.6%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(8)		160	$126,724

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2021		576	$474,894
Term Loan, 0.00%, Maturing October 17, 2022(7)		2,068	41,359
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2021(7)		942	65,937
Oxbow Carbon, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		1,354	1,320,002
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,140,619

			$3,169,535

Oil and Gas — 4.2%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		759	$664,345
Apergy Corporation
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		203	199,755
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027		225	225,281
Blackstone CQP Holdco L.P.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		1,040	1,023,648
Buckeye Partners L.P.
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		1,347	1,326,667
Centurion Pipeline Company, LLC
Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025		250	242,500
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		271	261,733
CITGO Holding, Inc.
Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		2,098	2,002,546
CITGO Petroleum Corporation
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024		4,167	4,010,453
Delek US Holdings, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		1,382	1,311,069
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025		599	586,530
Fieldwood Energy, LLC
DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%), Maturing August 4, 2021(2)		424	426,046
Term Loan, 0.00%, Maturing April 11, 2022(7)		2,775	693,703
Matador Bidco S.a.r.l.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		4,095	3,930,948
McDermott Technology Americas, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024		26	23,762
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2025		367	298,863
Prairie ECI Acquiror L.P.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		2,871	2,594,352
PSC Industrial Holdings Corp.
Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		1,876	1,770,903

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
RDV Resources Properties, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(3)	491	$314,465
Sunrise Oil & Gas Properties, LLC
Term Loan - First Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	88	79,947
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	90	71,481
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	104	55,573
UGI Energy Services, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	1,089	1,084,462

		$23,199,032

Publishing — 1.1%
Alchemy Copyrights, LLC
Term Loan, 5.50%, (USD Prime + 2.25%), Maturing August 16, 2027	525	$523,688
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	1,191	1,178,655
Getty Images, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,730	1,643,121
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(7)	784	126,903
Nielsen Finance, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025	848	852,468
ProQuest, LLC
Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	1,667	1,654,125
Tweddle Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	206	182,612

		$6,161,572

Radio and Television — 3.3%
Cumulus Media New Holdings, Inc.
Term Loan, 4.82%, (6 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	571	$544,293
Diamond Sports Group, LLC
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	3,176	2,699,600
Entercom Media Corp.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	930	881,839
Entravision Communications Corporation
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	849	798,664
Gray Television, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	255	250,037
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	637	626,559
Hubbard Radio, LLC
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	784	755,046

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
iHeartCommunications, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	1,915	$1,818,808
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 1, 2026	425	412,604
Mission Broadcasting, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	356	348,336
Nexstar Broadcasting, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,386	1,357,475
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	504	496,658
Sinclair Television Group, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	534	522,218
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	670	654,361
Terrier Media Buyer, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	2,639	2,597,062
Univision Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 13, 2026	3,494	3,425,758

		$18,189,318

Retailers (Except Food and Drug) — 2.4%
Apro, LLC
Term Loan, 5.00%, (2 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	672	$671,999
Ascena Retail Group, Inc.
Term Loan, 0.00%, Maturing August 21, 2022(7)	2,333	892,238
Bass Pro Group, LLC
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	2,982	2,976,304
BJ’s Wholesale Club, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	753	748,142
Coinamatic Canada, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	46	44,920
David’s Bridal, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	292	264,838
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	344	272,555
Hoya Midco, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	2,060	1,723,313
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	1,011	962,458
PetSmart, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 11, 2022	3,613	3,613,501
PFS Holding Corporation
Term Loan, 0.00%, Maturing January 31, 2021(7)	2,332	909,488
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(7)	543	176,597

		$13,256,353

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Steel — 1.1%
Atkore International, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023		1,320	$1,316,736
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025		2,396	2,364,761
Neenah Foundry Company
Term Loan, 9.19%, (2 mo. USD LIBOR + 9.00%), Maturing December 13, 2022		716	626,658
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025		880	833,838
Zekelman Industries, Inc.
Term Loan, 2.17%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027		1,072	1,042,154

			$6,184,147

Surface Transport — 0.4%
Hertz Corporation (The)
Term Loan, 3.50%, (2 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2023		1,078	$1,026,240
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		117	111,520
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		384	366,727
XPO Logistics, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	637,271

			$2,141,758

Telecommunications — 6.7%
CenturyLink, Inc.
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		7,463	$7,230,461
Colorado Buyer, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		1,653	1,415,295
Digicel International Finance Limited
Term Loan, 3.80%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,775	1,557,408
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	1,706	2,015,527
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,650	1,904,666
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021		453	445,784
Term Loan, 0.00%, Maturing January 6, 2023(7)		2,743	1,844,605
Intelsat Jackson Holdings S.A.
DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(2)		1,037	1,058,087
Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023		1,900	1,921,375
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024		1,600	1,618,858
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(3)		1,230	866,227

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		1,742	$1,682,724
Plantronics, Inc.
Term Loan, 2.78%, (USD LIBOR + 2.50%), Maturing July 2, 2025(4)		1,327	1,246,937
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023		1,026	812,376
T-Mobile USA, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2027		3,125	3,134,166
Telesat Canada
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		1,443	1,404,156
Zayo Group Holdings, Inc.
Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027		2,643	2,573,386
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	449	524,617
Ziggo Financing Partnership
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		3,825	3,706,834

			$36,963,489

Utilities — 1.4%
Brookfield WEC Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025		1,692	$1,667,836
Calpine Construction Finance Company L.P.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		944	916,608
Calpine Corporation
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		3,349	3,275,496
Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026		941	922,670
Lightstone Holdco, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		27	23,106
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		482	409,669
Longview Power, LLC
Term Loan, 10.25%, (3 mo. USD LIBOR + 10.00%), Maturing July 30, 2025(3)		405	323,750
USIC Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023		196	190,457

			$7,729,592

Total Senior Floating-Rate Loans (identified cost $809,598,711)			$776,680,341

Corporate Bonds & Notes — 5.0%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc.
6.50%, 7/15/24	$520	$523,869
7.50%, 3/15/27	282	295,166

		$819,035

Automotive — 0.1%
Ford Motor Co.
9.00%, 4/22/25	$150	$175,733
4.75%, 1/15/43	250	232,031
Navistar International Corp.
6.625%, 11/1/25(9)	322	329,504

		$737,268

Building and Development — 0.2%
Builders FirstSource, Inc.
5.00%, 3/1/30(9)	$123	$131,579
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	37	36,390
Standard Industries, Inc.
6.00%, 10/15/25 (9)	50	51,690
5.00%, 2/15/27 (9)	677	708,883
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 6/15/24	8	8,757

		$937,299

Business Equipment and Services — 0.6%
EIG Investors Corp.
10.875%, 2/1/24	$958	$995,022
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24 (9)	750	796,954
5.75%, 4/15/26 (9)	750	830,411
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	427	465,349

		$3,087,736

Cable and Satellite Television — 0.3%
Altice France S.A.
8.125%, 2/1/27(9)	$677	$755,630
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.375%, 5/1/25 (9)	67	69,052
5.75%, 2/15/26 (9)	32	33,578

Security	Principal Amount (000’s omitted)	Value
CSC Holdings, LLC
5.875%, 9/15/22	$15	$15,934
5.25%, 6/1/24	10	10,849
5.75%, 1/15/30(9)	550	600,190
4.125%, 12/1/30(9)	200	207,800
DISH DBS Corp.
6.75%, 6/1/21	14	14,364
5.875%, 11/15/24	5	5,292
TEGNA, Inc.
5.00%, 9/15/29(9)	74	74,503

		$1,787,192

Conglomerates — 0.0%(6)
Spectrum Brands, Inc.
5.75%, 7/15/25	$75	$77,625
5.00%, 10/1/29 (9)	21	21,915

		$99,540

Consumer Products — 0.0%(6)
Central Garden & Pet Co.
6.125%, 11/15/23	$25	$25,622

		$25,622

Containers and Glass Products — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 8/15/26(9)	$200	$208,890
Berry Global, Inc.
6.00%, 10/15/22	12	12,060
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(9)	778	798,905

		$1,019,855

Distribution & Wholesale — 0.0%(6)
Performance Food Group, Inc.
5.50%, 10/15/27(9)	$68	$71,014

		$71,014

Diversified Financial Services — 0.1%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(9)	$258	$250,260

		$250,260

Drugs — 0.2%
AdaptHealth, LLC
6.125%, 8/1/28(9)	$125	$131,250

Security	Principal Amount (000’s omitted)	Value
Bausch Health Americas, Inc.
8.50%, 1/31/27(9)	$146	$160,806
Bausch Health Companies, Inc.
7.00%, 1/15/28(9)	752	802,151

		$1,094,207

Ecological Services and Equipment — 0.1%
Covanta Holding Corp.
5.875%, 3/1/24	$25	$25,566
GFL Environmental, Inc.
8.50%, 5/1/27(9)	575	626,856

		$652,422

Electronics/Electrical — 0.0%(6)
Sensata Technologies, Inc.
4.375%, 2/15/30(9)	$45	$47,589

		$47,589

Financial Intermediaries — 0.3%
Ford Motor Credit Co., LLC
5.125%, 6/16/25	$500	$526,120
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	18	18,243
6.25%, 5/15/26	677	724,282
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24 (10)(11)	80	89,427
Navient Corp.
5.00%, 10/26/20	30	30,107

		$1,388,179

Food Products — 0.2%
Del Monte Foods, Inc.
11.875%, 5/15/25(9)	$1,075	$1,153,910
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(9)	156	173,538

		$1,327,448

Food/Drug Retailers — 0.2%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	$1,300	$1,127,750

		$1,127,750

Health Care — 0.1%
Centene Corp.
4.75%, 5/15/22	$14	$14,175

Security	Principal Amount (000’s omitted)	Value
HCA, Inc.
5.875%, 2/15/26	$18	$20,632
Hologic, Inc.
4.375%, 10/15/25(9)	30	30,685
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(9)	353	358,842
Tenet Healthcare Corp.
8.125%, 4/1/22	45	48,634

		$472,968

Insurance — 0.2%
AssuredPartners, Inc.
7.00%, 8/15/25(9)	$958	$987,329

		$987,329

Internet Software & Services — 0.1%
Netflix, Inc.
5.375%, 11/15/29(9)	$240	$288,900
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	27	19,035

		$307,935

Leisure Goods/Activities/Movies — 0.1%
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	$25	$25,315
Viking Cruises, Ltd.
6.25%, 5/15/25 (9)	45	32,564
5.875%, 9/15/27 (9)	858	610,789

		$668,668

Lodging and Casinos — 0.4%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(9)	$677	$649,030
ESH Hospitality, Inc.
5.25%, 5/1/25(9)	22	22,363
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	15	16,239
MGM Resorts International
7.75%, 3/15/22	18	19,136
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(9)	958	1,023,024
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(9)	273	266,414

		$1,996,206

Security	Principal Amount (000’s omitted)	Value
Metals/Mining — 0.2%
Cleveland-Cliffs, Inc.
6.75%, 3/15/26(9)	$1,006	$1,028,635

		$1,028,635

Nonferrous Metals/Minerals — 0.0%(6)
New Gold, Inc.
6.375%, 5/15/25(9)	$148	$154,642

		$154,642

Oil and Gas — 0.4%
Centennial Resource Production, LLC
6.875%, 4/1/27(9)	$958	$395,563
Energy Transfer Operating, L.P.
5.875%, 1/15/24	35	38,906
Neptune Energy Bondco PLC
6.625%, 5/15/25(9)	1,065	988,443
Newfield Exploration Co.
5.625%, 7/1/24	92	93,600
Seven Generations Energy, Ltd.
6.75%, 5/1/23 (9)	30	30,409
6.875%, 6/30/23 (9)	15	15,238
Tervita Corp.
7.625%, 12/1/21(9)	977	823,430

		$2,385,589

Packaging & Containers — 0.1%
ARD Finance S.A.
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(9)(12)	$508	$521,335

		$521,335

Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(9)	$115	$89,978
iHeartCommunications, Inc.
6.375%, 5/1/26	208	216,401
8.375%, 5/1/27	376	378,898
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	24	24,098
Sirius XM Radio, Inc.
4.125%, 7/1/30(9)	91	95,891
Terrier Media Buyer, Inc.
8.875%, 12/15/27(9)	339	351,602

		$1,156,868

Security	Principal Amount (000’s omitted)	Value
Steel — 0.2%
Allegheny Technologies, Inc.
7.875%, 8/15/23	$1,065	$1,121,770

		$1,121,770

Surface Transport — 0.0%(6)
XPO Logistics, Inc.
6.50%, 6/15/22(9)	$56	$56,297

		$56,297

Telecommunications — 0.3%
CenturyLink, Inc.
6.75%, 12/1/23	$40	$44,400
Connect Finco S.a.r.l./Connect US Finco, LLC
6.75%, 10/1/26(9)	250	258,512
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(9)	600	609,000
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23 (7)	25	16,688
8.50%, 10/15/24 (7)(9)	234	159,682
Level 3 Financing, Inc.
5.375%, 1/15/24	25	25,372
Sprint Communications, Inc.
6.00%, 11/15/22	3	3,259
Sprint Corp.
7.25%, 9/15/21	230	242,961
7.625%, 2/15/25	250	299,844
T-Mobile USA, Inc.
6.50%, 1/15/26	110	115,294

		$1,775,012

Utilities — 0.0%(6)
Vistra Operations Co., LLC
5.00%, 7/31/27 (9)	$201	$213,358
4.30%, 7/15/29 (9)	32	34,798

		$248,156

Total Corporate Bonds & Notes (identified cost $27,978,393)		$27,353,826

Asset-Backed Securities — 6.2%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd.
Series 2019-1A, Class E, 7.047%, (3 mo. USD LIBOR + 6.78%), 1/20/33(9)(13)	$850	$801,381
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 6.808%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(13)	500	460,164
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 6.13%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(13)	2,000	1,731,872
Ares XXXIV CLO, Ltd.
Series 2015-2A, Class ER, 7.123%, (3 mo. USD LIBOR + 6.85%), 4/17/33(9)(13)	1,300	1,167,807
Bardot CLO, Ltd.
Series 2019-2A, Class E, 7.208%, (3 mo. USD LIBOR + 6.95%), 10/22/32(9)(13)	1,000	949,550
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class E, 7.295%, (3 mo. USD LIBOR + 7.02%), 1/15/33(9)(13)	750	708,778
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 6.875%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(13)	1,000	890,616
Benefit Street Partners CLO XVIII, Ltd.
Series 2019-18A, Class E, 7.175%, (3 mo. USD LIBOR + 6.90%), 10/15/32(9)(13)	1,000	943,665
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 6.975%, (3 mo. USD LIBOR + 6.70%), 7/15/32(9)(13)	1,000	938,044
BlueMountain CLO XXVI, Ltd.
Series 2019-26A, Class E, 7.972%, (3 mo. USD LIBOR + 7.70%), 10/20/32(9)(13)	1,500	1,488,828
Canyon Capital CLO, Ltd.
Series 2019-2A, Class E, 7.425%, (3 mo. USD LIBOR + 7.15%), 10/15/32(9)(13)	400	382,748
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 6.768%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(13)	1,200	931,619
Series 2015-5A, Class DR, 6.972%, (3 mo. USD LIBOR + 6.70%), 1/20/32(9)(13)	500	387,539
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, 7.272%, (3 mo. USD LIBOR + 7.00%), 10/20/32(9)(13)	1,000	941,870
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 6.03%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(13)	1,000	875,260
Fort Washington CLO, Ltd.
Series 2019-1A, Class E, 7.522%, (3 mo. USD LIBOR + 7.25%), 10/20/32(9)(13)	1,000	883,596
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 6.92%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(13)	1,000	870,160
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 5.522%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(13)	1,000	838,024
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(13)	250	218,481
Golub Capital Partners CLO 23M, Ltd.
Series 2015-23A, Class ER, 6.022%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(13)	1,200	885,810
Harriman Park CLO, Ltd.
Series 2020-1A, Class E, 8.045%, (3 mo. USD LIBOR + 6.91%), 4/20/31(9)(13)	1,100	1,066,018

Security	Principal Amount (000’s omitted)	Value
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 6.964%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(13)	$1,000	$935,827
Kayne CLO 7, Ltd.
Series 2020-7A, Class E, 7.907%, (3 mo. USD LIBOR + 6.50%), 4/17/33(9)(13)	1,275	1,209,819
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class E, 7.525%, (3 mo. USD LIBOR + 7.25%), 1/15/33(9)(13)	500	488,865
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, 6.825%, (3 mo. USD LIBOR + 6.55%), 7/15/32(9)(13)	1,000	924,006
Neuberger Berman Loan Advisers CLO 31, Ltd.
Series 2019-31A, Class E, 7.022%, (3 mo. USD LIBOR + 6.75%), 4/20/31(9)(13)	600	565,467
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, 7.071%, (3 mo. USD LIBOR + 6.80%), 10/16/32(9)(13)	1,000	955,856
Oaktree CLO, Ltd.
Series 2019-3A, Class E, 7.042%, (3 mo. USD LIBOR + 6.77%), 7/20/31(9)(13)	1,000	860,012
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 6.123%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(13)	900	793,641
Series 2019-1A, Class D, 7.265%, (3 mo. USD LIBOR + 7.00%), 11/14/32(9)(13)	1,000	968,775
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 7.125%, (3 mo. USD LIBOR + 6.85%), 10/15/32(9)(13)	500	471,434
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(13)	700	617,731
Regatta XVI Funding, Ltd.
Series 2019-2A, Class E, 7.275%, (3 mo. USD LIBOR + 7.00%), 1/15/33(9)(13)	750	714,921
Southwick Park CLO, LLC
Series 2019-4A, Class E, 6.972%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(13)	2,000	1,857,272
Vibrant CLO X, Ltd.
Series 2018-10A, Class D, 6.462%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(13)	850	658,085
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, 7.042%, (3 mo. USD LIBOR + 6.77%), 7/20/32(9)(13)	1,000	844,960
Voya CLO, Ltd.
Series 2013-1A, Class DR, 6.755%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(13)	2,000	1,607,533
Wellfleet CLO, Ltd.
Series 2020-1A, Class D, 8.422%, (3 mo. USD LIBOR + 7.24%), 4/15/33(9)(13)	1,300	1,259,889

Total Asset-Backed Securities (identified cost $37,395,509)		$34,095,923

Common Stocks — 1.7%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(14)(15)	58	$870,885

		$870,885

Security	Shares	Value
Automotive — 0.0%(6)
Dayco Products, LLC(14)(15)	20,780	$155,850

		$155,850

Business Equipment and Services — 0.0%(6)
Crossmark Holdings, Inc.(14)(15)	3,740	$215,050

		$215,050

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(14)(15)	40,989	$359,678

		$359,678

Electronics/Electrical — 0.4%
Answers Corp.(3)(14)(15)	96,908	$71,712
Software Luxembourg Holding S.A.(14)(15)	13,976	2,026,520

		$2,098,232

Oil and Gas — 0.3%
AFG Holdings, Inc.(3)(14)(15)	30,640	$694,915
Fieldwood Energy, Inc.(14)(15)	19,189	1,919
McDermott International, Ltd.(14)(15)	162,147	478,334
Nine Point Energy Holdings, Inc.(3)(15)(16)	758	0
RDV Resources, Inc., Class A(3)(14)(15)	30,849	0
Samson Resources II, LLC, Class A(3)(14)	46,484	302,146
Sunrise Oil & Gas, Inc., Class A(14)(15)	13,157	92,099

		$1,569,413

Publishing — 0.4%
ION Media Networks, Inc.(3)(14)(15)	4,429	$2,215,873
Tweddle Group, Inc.(3)(14)(15)	1,944	5,171

		$2,221,044

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(14)(15)	86,335	$101,012
Cumulus Media, Inc., Class A(14)(15)	42,499	211,220
iHeartMedia, Inc., Class A(14)(15)	36,714	338,503

		$650,735

Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC(3)(14)(15)	23,371	$211,508

		$211,508

Utilities — 0.2%
Longview Intermediate Holdings, LLC, Class A(3)(14)(15)	101,172	$822,526

		$822,526

Total Common Stocks (identified cost $10,414,308)		$9,174,921

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(15)(16)	14	$0

Total Convertible Preferred Stocks (identified cost $14,000)		$0

Preferred Stocks — 0.1%

Security	Shares	Value
Financial Services — 0.0%(6)
DBI Investors, Inc., Series A-1(3)(14)(15)	1,113	$89,407

		$89,407

Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(14)(15)	655	$52,400
David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(14)(15)	2,667	215,921

		$268,321

Total Preferred Stocks (identified cost $215,920)		$357,728

Closed-End Funds — 1.7%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,304,342
Invesco Senior Income Trust	402,161	1,479,952
Nuveen Credit Strategies Income Fund	406,731	2,481,059
Nuveen Floating Rate Income Fund	164,907	1,367,079
Nuveen Floating Rate Income Opportunity Fund	115,017	937,389
Voya Prime Rate Trust	441,753	1,948,131

Total Closed-End Funds (identified cost $12,900,108)		$9,517,952

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(14)(15)	4,543	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(14)(15)	1,707	$512
Paragon Offshore Finance Company, Class B(14)(15)	854	10,462

Total Miscellaneous (identified cost $18,573)		$10,974

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(17)	8,300,667	$8,300,667

Total Short-Term Investments (identified cost $8,300,667)		$8,300,667

Total Investments — 157.8% (identified cost $906,836,189)		$865,492,332

Less Unfunded Loan Commitments — (0.3)%		$(1,655,593)

Net Investments — 157.5% (identified cost $905,180,596)		$863,836,739

Notes Payable — (40.7)%		$(223,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (14.6)%		$(79,890,058)

Other Assets, Less Liabilities — (2.2)%		$(12,578,848)

Net Assets Applicable to Common Shares — 100.0%		$548,367,833

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At August 31, 2020, the total value of unfunded loan commitments is $1,645,963.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at August 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after August 31, 2020, at which time the interest rate will be determined.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $54,462,122 or 9.9% of the Trust’s net assets applicable to common shares.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2020.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Non-income producing security.

(16)	Restricted security.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	16,779,950	USD	20,067,981	Standard Chartered Bank	9/2/20	$—	$(43,625)
USD	19,854,138	EUR	16,779,950	Standard Chartered Bank	9/2/20	—	(170,218)
USD	18,682,089	EUR	15,915,647	Goldman Sachs International	9/30/20	—	(322,857)
USD	949,648	EUR	800,250	State Street Bank and Trust Company	9/30/20	—	(5,934)
USD	19,024,836	EUR	16,080,483	HSBC Bank USA, N.A.	11/30/20	—	(201,325)
USD	1,454,744	GBP	1,101,500	State Street Bank and Trust Company	11/30/20	—	(18,377)

						$—	$(762,336)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind
Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At August 31, 2020, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

At August 31, 2020, the value of the Trust’s investment in affiliated funds was $8,300,667, which represents 1.5% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended August 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$7,095,616	$54,777,492	$(53,573,306)	$155	$710	$8,300,667	$4,603	8,300,667

Restricted Securities

At August 31, 2020, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	758	$34,724	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$0

Total Restricted Securities			$48,724	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$773,060,786	$1,963,962	$775,024,748
Corporate Bonds & Notes	—	27,353,826	—	27,353,826
Asset-Backed Securities	—	34,095,923	—	34,095,923
Common Stocks	1,488,747	2,491,438	5,194,736	9,174,921
Convertible Preferred Stocks	—	—	0	0
Preferred Stocks	—	—	357,728	357,728
Closed-End Funds	9,517,952	—	—	9,517,952
Warrants	—	—	0	0
Miscellaneous	—	10,974	—	10,974
Short-Term Investments	—	8,300,667	—	8,300,667
Total Investments	$11,006,699	$845,313,614	$7,516,426	$863,836,739

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(762,336)	$—	$(762,336)
Total	$—	$(762,336)	$—	$(762,336)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2020 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.